Cover	6 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-41883
Entity Registrant Name	Roma Green Finance Limited
Entity Central Index Key	0001945240
Entity Address, Address Line One	Flat 605, 6/F
Entity Address, Address Line Two	Tai Tung Building
Entity Address, Address Line Three	8 Fleming Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Contact Personnel Name	Luk Huen Ling Claire
Contact Personnel Email Address	Claireluk@romagroup.com